Financial instruments and risk management - Gains or Losses Associated with Ten Percent Strengthening of US Dollar (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Effect on net earnings	$ 52	$ 56	$ (61)
Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.70	0.70	0.78
Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.77	0.73	0.79
Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	1.12	1.14	1.20
Foreign exchange risk | Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	70	70
Effect on net earnings	$ 453	$ 346
Amount impacting underlying earnings	(4)	1
Foreign Exchange Gain Loss Amount Impact Directly On Equity	$ (1,002)	$ (993)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	77	73
Effect on net earnings	$ (143)	$ (82)
Amount impacting underlying earnings	7	7
Foreign Exchange Gain Loss Amount Impact Directly On Equity	$ 0	$ 0
Foreign exchange risk | Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	112	114
Effect on net earnings	$ 178	$ 202
Amount impacting underlying earnings	4	5
Foreign Exchange Gain Loss Amount Impact Directly On Equity	$ 0	$ 0